SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Revenue Earning Devices
Cost of Goods Sold	$ 447,955	$ 201,873	$ 1,051,498	$ 530,640
Operating expenses	4,104	54,355	287,830	132,660
Total Depreciation and Amortization RED	$ 452,059	$ 256,228	$ 1,339,328	$ 663,300